Property, Plant and Equipment - Depreciation Expense on Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 18,399	$ 18,606	$ 37,276	$ 37,490	$ 41,742